Cash Flow Information (Schedule Of Non-Cash Investing And Financing Activities Related To Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Rights offering (Note 16 (d) and (e))	$ 493,673	$ 1,193,064
Interest settlement on convertible credit facility (Note 12)	4,000	4,011
Total non-cash investing and financing activities	$ 497,673	$ 1,197,075